Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2025
Electronic Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Electronic Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Testing Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Testing Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]